Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 Class A Ordinary shares [Member] USD ($)	Dec. 31, 2013 Class A Ordinary shares [Member] CNY	Dec. 31, 2013 Class B Ordinary shares [Member] USD ($)	Dec. 31, 2013 Class B Ordinary shares [Member] CNY	Dec. 31, 2012 Class B Ordinary shares [Member] CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] Class A Ordinary shares [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] Class A Ordinary shares [Member] CNY	Dec. 31, 2013 Parent Company [Member] Class B Ordinary shares [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] Class B Ordinary shares [Member] CNY	Dec. 31, 2012 Parent Company [Member] Class B Ordinary shares [Member] CNY
Current assets:
Cash and cash equivalents	$ 89,915	544,318	$ 5,213	31,555		63,930		32,669						$ 61,109	369,936	$ 578	3,500	649	4,814
Time deposits	20,002	121,085												20,002	121,085
Other receivables														32	194
Amounts due from related parties				188,242													976
Amounts due from intergroup companies														258	1,559		5,633
Total current assets	150,302	909,876		329,821										81,401	492,774		10,109
Non-current assets:
Investment in subsidiaries and VIEs														55,432	335,566		207,239
Property and equipment, net	5,982	36,213		38,102										87	527		620
Deferred initial public offering expenses				1,496													1,243
Total non-current assets	7,999	48,424		49,522										55,519	336,093		209,102
TOTAL ASSETS	158,301	958,300		379,343										136,920	828,867		219,211
Current liabilities:
Accrued expenses and other liabilities	14,578	88,246		66,307										1,999	12,098		1,245
Dividends payable				194,526													194,526
Amount due to a related party				8,520													8,520
Amounts due to intergroup companies														1,214	7,349
Total current liabilities	19,587	118,567		281,315										3,213	19,447		204,291
Non-current liabilities:
Deferred tax liabilities				88,796													17,540
Total non-current liabilities	5,007	30,313		100,648													17,540
TOTAL LIABILITIES	24,594	148,880		381,963										3,213	19,447		221,831
Shareholders' equity (deficit):
Ordinary shares, value									3	20	16	94	84							3	20	16	94	84
Additional paid-in capital	159,776	967,233		255,781										159,776	967,233		255,781
Accumulated other comprehensive income	1,733	10,492	2,641	15,988	2,631	15,930	2,668	16,154						1,733	10,492		15,988
Accumulated deficit	(27,821)	(168,419)		(274,473)										(27,821)	(168,419)		(274,473)
Total shareholder's equity (deficit)	133,707	809,420		(2,620)		74,349		10,862						133,707	809,420		(2,620)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 158,301	958,300		379,343										$ 136,920	828,867		219,211